Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Jun. 11, 2018
Document Effective Date	Jun. 11, 2018
Prospectus Date	May 01, 2018
Eaton Vance Dividend Builder Fund | Class A
Risk/Return:
Trading Symbol	EVTMX
Eaton Vance Dividend Builder Fund | Class C
Risk/Return:
Trading Symbol	ECTMX
Eaton Vance Dividend Builder Fund | Class I
Risk/Return:
Trading Symbol	EIUTX